INCOME TAXES (Summary of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Balance at the beginning of the year	¥ 169,543	¥ 72,271	¥ 37,521
Additions of valuation allowance	63,309	97,776	38,976
Reduction of valuation allowance	(2,553)	(504)	(4,226)
Change of tax rate	(71,090)
Change of decrease related to subsidiary disposals and expiration	(20,032)
Balance at the end of the year	¥ 139,177	¥ 169,543	¥ 72,271